Summary of Significant Accounting Policies (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 05, 2025 shares	Sep. 30, 2025 USD ($) segment shares	Sep. 30, 2024 segment	Sep. 30, 2025 USD ($) segment shares	Sep. 30, 2024 USD ($) segment	Dec. 31, 2024 segment shares	Dec. 31, 2023 segment shares	Jun. 30, 2025 shares
Schedule of estimated useful lives
Common stock, shares authorized | shares		300,000,000		300,000,000		300,000,000	300,000,000	5,000,000
Reportable segment | segment		1	1	1	1	1	1
Amount of fair value assets out of level 1 into level 2 | $		$ 0		$ 0
Amount of fair value assets out of level 2 into level 1 | $		0		0
Amount of fair value liabilities out of level 1 into level 2 | $		$ 0		0
Asset transfers net | $				0
Impairment loss | $				$ 0	$ 0
Equipment		3 years		3 years
Equipment
Schedule of estimated useful lives
Equipment						3 years
Placement Agent Warrants | Warrant
Schedule of estimated useful lives
Warrants to purchase | shares				586,666
Placement Agent Warrants | Employee Stock Option
Schedule of estimated useful lives
Warrants to purchase | shares				1,461,062
Legacy Deep Fission
Schedule of estimated useful lives
Business combination conversion number of shares issued per share | shares	17.32141
Common stock, shares authorized | shares	300,000,000